Leases - Schedule of Supplemental Balance Sheet to Leases (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Lease, Cost [Abstract]
Right-of-use assets	$ 90,948	¥ 659,985	¥ 811,819
Lease liabilities	51,064	370,559	350,366
Lease liabilities	39,884	289,426	461,453
Present value of operating lease liabilities	$ 90,948	¥ 659,985	¥ 811,819